Property, plant and equipment - Disclosure of right-of-use assets (Details) £ in Millions	12 Months Ended
Mar. 31, 2020 GBP (£)
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	£ 684
Additions	84
Depreciation charge for the year	(117)
Interest expense on lease liabilities	(26)
Lease income	35
Expenses relating to low-value leases	(12)
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	364
Additions	10
Depreciation charge for the year	(29)
Plant and machinery
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	95
Additions	1
Depreciation charge for the year	(16)
Assets in the course of construction
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	0
Additions	0
Depreciation charge for the year	0
Motor vehicles and office equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	225
Additions	73
Depreciation charge for the year	£ (72)